Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Intermediate Term Municipal Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Rochester® Intermediate Term Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2011	7.56%
Annual Return 2012	6.38%